Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets [abstract]
Cash and cash equivalents	$ 476,715	$ 196,627
Trade receivables, net	4,176,766	697,999
Other current financial assets	73,284	1,035,930
Prepayments and other short-term assets	1,169,395	1,520,917
Inventories, net	4,745,931	5,714,352
Prepaid income tax	45	749
Current Assets	10,642,136	9,166,574
Non-current assets [abstract]
Long-term trade receivables	0	0
Non-current financial assets	107,862	107,890
Investments and accounted for using the equity method	0	2,777,515
Property, plant and equipment, net	10,486,478	11,055,170
Intangible assets, net	93,832	6,039,521
Deposits	186,573	4,515,581
Deferred income tax assets	0	2,961,847
Non-current Assets	10,874,745	27,457,524
Total assets	21,516,881	36,624,098
Current liabilities [abstract]
Trade payables	6,220,562	7,184,181
Other payables	26,842,873	5,690,765
Other current liabilities	974,911	799,571
Current lease liabilities	165,294	108,488
Product warranty provision	30,957	36,099
Short-term borrowings	13,511,319	11,863,506
Current portion of long-term liabilities	1,620,136	2,001,142
Convertible Bonds	1,961,792	0
Current tax liabilities	6,941	14,389
Current Liabilities	51,334,785	27,698,141
Non-current liabilities [abstract]
Other non-current payables	7,838,339	31,826
Pension and other employee obligations	1,825,683	1,341,858
Long-term borrowings	4,864,373	4,741,358
Derivative warrant liabilities	2,018,349	0
Non-current lease liabilities	13,943	24,694
Other non-current liabilities	0	69,836
Non-current Liabilities	16,560,687	6,209,572
Total liabilities	67,895,472	33,907,713
Share capital
Share capital	2,898	1,609
Additional paid-in and other capital	88,485,921	61,707,352
Changes in equity from equity method	(353,543)	(353,543)
Stock options	4,830,518	2,297,697
Treasury stock	(568,467)	0
Gains on sale of treasury stock	(410,453)	(410,453)
Consideration for conversion rights	98,951	0
Other capital surplus	(51,043)	(51,043)
Other components of equity	3,545,963	1,482,658
Foreign currency translation differences for foreign operations	749,855	1,933,924
Gain from FVOCI	2,688	0
Accumulated other comprehensive income	752,543	1,933,924
Unappropriated retained earnings (deficit)	(136,790,543)	(62,348,576)
Retained earnings (deficit)	(136,790,543)	(62,348,576)
Non-controlling interest	(2,375,373)	(60,582)
Total equity	(46,378,591)	2,716,385
Total liabilities and equity	$ 21,516,881	$ 36,624,098